UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (Parenthetical) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2015	Jun. 30, 2014
Statement of Comprehensive Income [Abstract]
Net gain (loss) on qualifying cash flow hedging instruments held by an affiliate	$ 0.2	$ (0.6)
Gain reclassified out of Accumulated Other Comprehensive Income	$ 12.9